Segments - Summary of Results by Segment (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018
Disclosure of operating segments [line items]
Net interest income	£ 1,671	£ 1,811	[1]
Non-interest income/(expense)	446	501
Total operating income/(expense)	2,117	2,312
Operating expenses before credit impairment losses, provisions and charges	(1,267)	(1,285)	[1]
Credit impairment (losses)/releases	(69)	(91)	[1]
Provisions for other liabilities and charges	(206)	(33)	[1]
Total operating credit impairment losses, provisions and (charges)/releases	(275)	(124)	[1]
Profit before tax	575	903	[1]
Revenue from external customers	2,117	2,312
Inter-segment revenue	2,117	2,312	[1]
Total operating income/(expense)	2,117	2,312
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	374	338
Insurance, protection and investments	37	46
Credit cards	42	45
Non-banking and other fees	87	155
Total fee and commission income	540	584	[1]
Fee and commission expense	(205)	(204)	[1]
Net fee and commission income	335	380
Customer loans	200,649			£ 199,869
Total assets	290,272			289,381
Customer deposits	174,830			172,131
Total liabilities	273,886			273,161
Retail banking [member]
Disclosure of operating segments [line items]
Net interest income	1,465	1,565
Non-interest income/(expense)	353	304
Total operating income/(expense)	1,818	1,869
Operating expenses before credit impairment losses, provisions and charges	(1,011)	(957)
Credit impairment (losses)/releases	(63)	(52)
Provisions for other liabilities and charges	(95)	(34)
Total operating credit impairment losses, provisions and (charges)/releases	(158)	(86)
Profit before tax	649	826
Revenue from external customers	2,166	2,183
Total operating income/(expense)	1,818	1,869
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	345	311
Insurance, protection and investments	37	46
Credit cards	42	45
Non-banking and other fees	36	67
Total fee and commission income	460	469
Fee and commission expense	(184)	(183)
Net fee and commission income	276	286
Customer loans	174,590			172,747
Total assets	182,785			179,572
Customer deposits	142,814			142,065
Total liabilities	143,788			142,839
Retail banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(348)	(314)
Corporate and commercial banking [member]
Disclosure of operating segments [line items]
Net interest income	189	202
Non-interest income/(expense)	38	40
Total operating income/(expense)	227	242
Operating expenses before credit impairment losses, provisions and charges	(138)	(134)
Credit impairment (losses)/releases	(9)	(22)
Provisions for other liabilities and charges	(1)	8
Total operating credit impairment losses, provisions and (charges)/releases	(10)	(14)
Profit before tax	79	94
Revenue from external customers	281	322
Total operating income/(expense)	227	242
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	15	13
Non-banking and other fees	26	32
Total fee and commission income	41	45
Fee and commission expense	(12)	(13)
Net fee and commission income	29	32
Customer loans	17,365			17,702
Total assets	17,365			17,702
Customer deposits	18,021			17,606
Total liabilities	18,045			17,634
Corporate and commercial banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(54)	(80)
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Net interest income	32	33
Non-interest income/(expense)	47	115
Total operating income/(expense)	79	148
Operating expenses before credit impairment losses, provisions and charges	(83)	(145)
Credit impairment (losses)/releases	4	(18)
Provisions for other liabilities and charges	(11)	(2)
Total operating credit impairment losses, provisions and (charges)/releases	(7)	(20)
Profit before tax	(11)	(17)
Revenue from external customers	85	177
Total operating income/(expense)	79	148
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	14	14
Non-banking and other fees	24	50
Total fee and commission income	38	64
Fee and commission expense	(7)	(8)
Net fee and commission income	31	56
Customer loans	4,060			4,613
Total assets	4,929			8,607
Customer deposits	6,059			4,853
Total liabilities	6,946			8,885
Corporate and investment banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(6)	(29)
Corporate centre [member]
Disclosure of operating segments [line items]
Net interest income	(15)	11
Non-interest income/(expense)	8	42
Total operating income/(expense)	(7)	53
Operating expenses before credit impairment losses, provisions and charges	(35)	(49)
Credit impairment (losses)/releases	(1)	1
Provisions for other liabilities and charges	(99)	(5)
Total operating credit impairment losses, provisions and (charges)/releases	(100)	(4)
Profit before tax	(142)
Revenue from external customers	(415)	(370)
Total operating income/(expense)	(7)	53
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Non-banking and other fees	1	6
Total fee and commission income	1	6
Fee and commission expense	(2)
Net fee and commission income	(1)	6
Customer loans	4,634			4,807
Total assets	85,193			83,500
Customer deposits	7,936			7,607
Total liabilities	105,107			£ 103,803
Corporate centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 408	£ 423

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.